Post-employment benefits - Benefit Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Post-employment benefits - Benefit Costs [Line Items]
Service cost	€ 18	€ 26	€ 52
Past service (credit)/cost	(2)	(23)	0
Net interest (income)/cost	(1)	2	2
Administrative expenses	1	2	2
Total cost	16	7	56
GB
Post-employment benefits - Benefit Costs [Line Items]
Service cost	0	10	37
Past service (credit)/cost	0	(29)	0
Net interest (income)/cost	(2)	1	1
Administrative expenses	0	1	2
Total cost	(2)	(17)	40
Rest of world
Post-employment benefits - Benefit Costs [Line Items]
Service cost	18	16	15
Past service (credit)/cost	(2)	6	0
Net interest (income)/cost	1	1	1
Administrative expenses	1	1	0
Total cost	€ 18	€ 24	€ 16